Summary of Significant Accounting Policies (Details 8) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended			0 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 29, 2012 Yahoo Auto Buying Program	Dec. 31, 2012 Yahoo Auto Buying Program
Revenue Recognition
Deferred revenue	$ 0.07		$ 0.40	$ 0.40
Sales and Marketing
Marketing and advertising expenses	27.1	9.2	27.5	36.5	15.0	20.0	20.0
Prepaid media costs	$ 3.4		$ 1.5	$ 0.5